Hartford Global Impact Fund
Hartford Global Impact Fund

AUGUST 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD GLOBAL IMPACT FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2019 AS SUPPLEMENTED TO DATE

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

I.            Effective immediately, in the sections entitled “Your Expenses” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Your Expenses” in the Prospectus, the last sentence of the initial lead in paragraph is deleted in its entirety and replaced with the following:

In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

II.           Effective October 4, 2019, Hartford Global Impact Fund (the “Fund”) will no longer operate as a feeder fund in a master/feeder structure and will no longer seek to achieve its objective by investing all of its assets in shares of the Global Impact Master Portfolio. As of October 4, 2019, the Fund will invest directly in portfolio investments. The Fund will continue to operate as a series of The Hartford Mutual Funds, Inc. In addition, Wellington Management Company LLP (“Wellington Management”), the Global Impact Master Portfolio’s sub-adviser, will serve as the Fund’s sub-adviser effective October 4, 2019.

Accordingly, effective October 4, 2019 the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Global Impact Master Portfolio or Master Portfolio are deleted throughout and replaced, where applicable, with references to Global Impact Fund or the Fund.

2.	The sections entitled “Your Expenses” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Your Expenses” in the Prospectus are deleted in their entirety and replaced with the following:

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 82 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Global Impact Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Global Impact Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[2]	0.91%	0.94%	0.71%	0.91%	0.86%	0.81%	0.69%	0.80%	0.69%
Total annual fund operating expenses		1.78%	2.56%	1.33%	2.03%	1.73%	1.43%	1.31%	1.42%	1.31%
Fee waiver and/or expense reimbursement	[3]	0.59%	0.62%	0.44%	0.62%	0.62%	0.62%	0.62%	0.63%	0.62%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
[1]	"Management fees" have been restated to reflect the current Management fees that will apply to the Fund based on the Fund's management fee schedule.
[2]	"Other expenses" for the Fund have been restated to reflect the current estimated amounts. "Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class C), 0.89% (Class I), 1.41% (Class R3), 1.11% (Class R4), 0.81% (Class R5), 0.69% (Class R6),0.79% (Class Y), and 0.69% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

• Your investment has a 5% return each year

• The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

• You reinvest all dividends and distributions

• You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Global Impact Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	665	1,025	1,409	2,483
Class C	297	738	1,305	2,849
Class I	91	378	687	1,563
Class R3	144	577	1,036	2,309
Class R4	113	484	880	1,989
Class R5	83	391	723	1,660
Class R6	70	354	659	1,525
Class Y	81	387	716	1,648
Class F	70	354	659	1,525

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Hartford Global Impact Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	665	1,025	1,409	2,483
Class C	197	738	1,305	2,849
Class I	91	378	687	1,563
Class R3	144	577	1,036	2,309
Class R4	113	484	880	1,989
Class R5	83	391	723	1,660
Class R6	70	354	659	1,525
Class Y	81	387	716	1,648
Class F	70	354	659	1,525

3.	Under the heading “Portfolio Turnover” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Portfolio Turnover” in the Prospectus, the paragraph is deleted in its entirety and replaced with the following:

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. Because the Fund has not yet commenced operations as a standalone investment company as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available. During the most recent fiscal year, the portfolio turnover rate for Hartford Global Impact Master Portfolio was 79% of the average value of its portfolio.

5.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Principal Investment Strategy” in the Prospectus, the first two sentences are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its objective by investing in equity securities of issuers located throughout the world, including non-dollar securities and securities of emerging market issuers.

4.	Under the heading “Principal Risks” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Principal Risks” in the Prospectus, the “Master-Feeder Structure Risk” is deleted in its entirety.